Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amounts Due from Banks	$ 3,400	$ 2,900
Restricted Cash and Cash Equivalents	362	345
Cash and cash equivalents	8,705	9,135	$ 7,281	$ 7,781
Cash Held in Foreign Countries	4,500	6,300
Nonrepatriable Cash and Cash Equivalents	1,100	1,700
Depreciation and Amortization of Property, Plant and Equipment	9,400	9,100	8,800
Capitalized Interest on Construction Projects	39	59	78
Advertising Expense	2,500	2,400	2,400
Pre-Opening Costs	271	317	$ 338
Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Consumer credit receivable, net	1,000	1,200
Consumer credit receivable, reserve for doubtful accounts	$ 70	$ 114